Trade Receivables, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Other Receivables and Other Current Assets [Abstract]
Schedule of Trade Receivables
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Trade receivables	791,496	649,168
Less: Allowances for doubtful debts	(791,496)	(68,586)
	-	580,582
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Other receivables	888,901	2,039,517
Provision	(871,547)	-
	17,354	2,039,517
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Trade deposits	313,920	343,500
Other deposits	1,278,438	1,310,615
Prepayments	-	41,406
VAT receivable	-	186
Provision for other current assets	(1,592,143)	-
	215	1,695,707

Schedule of Movement of Allowance for Doubtful Debts	The table below show movement of allowance for doubtful debts:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Movement of allowance for doubtful debts
As of January 1	68,586	-
Movement during the year	722,910	68,586
As at December 31	791,496	68,586

Schedule of Analysis of Trade Receivables	The ageing analysis of trade receivables is as follows:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Current (not past due)	14,109	96,239
Overdue: less than 1 month	11,605	232,881
Overdue: 1 month - 3 months	43,756	-
Overdue: 3 months- 12 months	256,715	4,173
Overdue: over 12 months	465,311	315,875
	791,496	649,168